PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost:	$ 77,827	$ 76,352
Accumulated depreciation:	43,367	42,184
Net book value	34,460	34,168
Depreciation expense	6,475	5,875	$ 5,401
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	48,604	43,671
Accumulated depreciation:	35,040	32,019
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	5,006	4,828
Accumulated depreciation:	2,755	1,554
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	24,217	27,853
Accumulated depreciation:	$ 5,572	$ 8,611